INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income before income taxes	$ (8,890)	$ (2,968)	$ 2,064
Net loss from discontinued operations before income taxes	(169)	(29,126)	(31)
Net income (loss) before income taxes	$ (9,059)	$ (32,094)	$ 2,033
Combined statutory tax rate	27.00%	27.00%	27.00%
Income tax expense (recovery) at the Canadian statutory rate	$ (2,446)	$ (8,665)	$ 549
Reconciling items:
Effect of difference in foreign tax rates	(86)	(120)	48
Non-deductible/non-taxable items	1,467	6,449	(121)
Change in unrecognized deductible temporary differences	332	1,263	(257)
Impact of foreign exchange	(112)	222	915
Special mining duties	(185)	231	117
Revisions to estimates	(297)	58	(368)
Share issue costs	(73)	(174)	(231)
Other items	(8)	103	(245)
Income tax expense recognized in the year	$ (1,408)	$ (633)	$ 407